497(e)
                                                                      333-137052
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2010 TO THE MAY 1, 2010 PROSPECTUSES OR SUPPLEMENT
FOR
o EQUI-VEST(R) AT RETIREMENT(SM)
o AT RETIREMENT(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your contract, please note the following changes described below.

A. CHANGES TO THE FEE TABLE

   In the second table under "Portfolio operating expenses expressed as an annual percentage of daily net assets", the footnote that corresponds to the "12b-1 Fees" column has been restated as follows:

     Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class IB shares is 0.25% of the average daily net assets attributable to those shares. Under arrangements approved by the Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2011.

B. FOR ALL EQUI-VEST(R) AT RETIREMENT(SM) CONTRACTS ISSUED PRIOR TO JULY 20,
   2009

   PORTFOLIO SUB-ADVISER CHANGES

   If you purchased your EQUI-VEST(R) At Retirement contract prior to July 20, 2009, the EQ/Van Kampen Comstock and Multimanager Mid Cap Value are among the variable investment options available under your contract. Please note the recent sub-adviser changes for the underlying Portfolios.

   1. Effective June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. ("Morgan Stanley") as the sub-adviser to the EQ/Van Kampen Comstock Portfolio. Accordingly, all references to Morgan Stanley are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

   2. Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

      AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
EQUI-VEST(R) AT RETIREMENT(SM) AND AT RETIREMENT(SM) ARE ISSUED BY AND ARE
                        SERVICE MARKS OF AXA EQUITABLE.
CERTAIN CONTRACTS DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN
                       OTHER CONTRACTS CO-DISTRIBUTED BY
                       AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-111 (8/10)

                                                      Catalog No. 145383 (8/10)
At Retirement, EV@Ret(04), EV@Ret NB/IF (SAR)                           x03262